Trade and other payables: amounts falling due after more than one year (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Contingent Consideration

	2019 £m	2018 £m
At beginning of year	414.7	630.7
Earnouts paid	(130.0)	(120.2)
New acquisitions	9.6	48.6
Revision of estimates taken to goodwill (note 14)	(14.3)	(68.3)
Revaluation of payments due to vendors	1.1	(82.6)
Transfer to disposal group classified as held for sale	(11.5)	–
Exchange adjustments	(15.8)	6.5
At end of year	253.8	414.7

Over 1 year [member]
Statement [LineItems]
Summary of Trade and Other Payables
The following are included in trade and other payables falling due after more than one year:

	2019 £m	2018 £m
Payments due to vendors (earnout agreements)	111.4	266.5
Liabilities in respect of put option agreements with vendors	151.4	205.2
Fair value of derivatives	21.2	14.2
Other creditors and accruals	199.3	355.5
	483.3	841.4

Trade and Other Payable [member]
Statement [LineItems]
Maturity Analysis for Non-derivative Financial Liabilities	The following tables set out payments due to vendors, comprising contingent consideration and the Directors’ best estimates of future earnout-related obligations:

	2019 £m	2018 £m
Within one year	142.4	148.2
Between one and two years	36.9	140.2
Between two and three years	37.5	38.5
Between three and four years	14.8	50.3
Between four and five years	9.7	20.4
Over five years	12.5	17.1
	253.8	414.7

	2019 £m	2018 £m
At beginning of year	414.7	630.7
Earnouts paid	(130.0)	(120.2)
New acquisitions	9.6	48.6
Revision of estimates taken to goodwill (note 14)	(14.3)	(68.3)
Revaluation of payments due to vendors	1.1	(82.6)
Transfer to disposal group classified as held for sale	(11.5)	–
Exchange adjustments	(15.8)	6.5
At end of year	253.8	414.7